Common stock	12 Months Ended
Mar. 31, 2014
Common stock

14. Common stock

On September 1, 2011, MHFG exchanged 824,271,984 shares of its common stock for 30.15 percent of the voting equity interests in MHTB, in order to turn MHTB into MHFG’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥95,828 million and the MHFG Group recognized a decrease of ¥65,494 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥958 million was adjusted to reflect the change in the ownership interest in MHTB through a corresponding increase in additional paid-in capital.

On September 1, 2011, the former MHCB exchanged 951,166,005 shares of MHFG’s common stock for 40.80 percent of the voting equity interests in the former MHSC, in order to turn the former MHSC into the former MHCB’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥110,379 million and the Group recognized increase of ¥38,423 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥2,178 million was adjusted to reflect the change in the ownership interest in the former MHSC through a corresponding decrease in additional paid-in capital.

On September 1, 2011, the former MHBK exchanged 322,928,897 shares of MHFG’s common stock for 46.02 percent of the voting equity interests in the former MHIS, in order to turn the former MHIS into the former MHBK’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥37,497 million and the Group recognized increase of ¥11,599 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥744 million was adjusted to reflect the change in the ownership interest in the former MHIS through a corresponding increase in additional paid-in capital.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
	(shares)
Balance at beginning of fiscal year	21,782,185,320	24,048,165,727	24,164,864,477
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	151,921,540	116,698,750	99,020,710
Issuance of new shares of common stock by exercise of stock acquisition rights	4,748,000	—	—
Issuance of new shares of common stock for stock exchanges	2,109,310,867	—	—

Balance at end of fiscal year	24,048,165,727	24,164,864,477	24,263,885,187